J.P. MORGAN INCOME FUNDS

JPMorgan Inflation Managed Bond Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 2, 2015 to the Prospectuses dated July 1, 2014, as supplemented

Effective immediately, the portfolio manager information for the JPMorgan Inflation Managed Bond Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Scott E. Grimshaw	2010	Executive Director
Deepa Majmudar	2010	Managing Director
Steven Lear	2013	Managing Director
David Rooney	2015	Vice President

In addition, the paragraphs entitled “Inflation Managed Bond Fund” in the section titled “The Funds’ Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

Inflation Managed Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. The portfolio management team consists of Scott E. Grimshaw, Executive Director and CFA charterholder, Deepa Majmudar, Managing Director, Steven S. Lear, Managing Director and CFA charterholder and David Rooney, Vice President and CFA charterholder. Mr. Grimshaw is responsible for the day-to-day management of the Fund’s portfolio of securities whereas Ms. Majmudar is responsible for implementing the inflation-managed strategy of the Fund through the use of the CPI-U swaps. Mr. Grimshaw is a member of the Global Fixed Income, Currency & Commodities (GFICC) group. An employee since 1988 and portfolio manager of the Fund since its inception, Mr. Grimshaw is a portfolio manager for the U.S. Value Driven team and is responsible for managing institutional taxable bond portfolios. Ms. Majmudar is a member of the GFICC group. An employee since 2003 and portfolio manager for the Fund since its inception, Ms. Majmudar is a senior portfolio manager and inflation specialist and focuses on strategies and tactics for diversified products and their included asset classes. Mr. Lear is the U.S. Chief Investment Officer within the GFICC group and is responsible for overseeing the day-to-day management of the Fund’s portfolio of securities. An employee since 2008 and a portfolio manager for the Fund since 2013, Mr. Lear is responsible for overseeing fixed income investment strategies in the U.S., including core plus, insurance, liability-driven investing and stable value. Mr. Rooney is a member in the GFICC group and is responsible for day-to-day management of the Fund’s investments in CPI-U swaps. An employee since 2012 and portfolio manager of the Fund since 2015, Mr. Rooney is responsible for managing fixed income and derivative assets, with an emphasis on inflation-linked products. Prior to joining the firm, Mr. Rooney was with BNY Mellon Asset Management and the Bank of New York, most recently as a portfolio managers and trader focused on securitized products. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-IMB-PM-315

J.P. MORGAN INCOME FUNDS

JPMorgan Inflation Managed Bond Fund

(All Share Classes)

(as series of JPMorgan Trust I)

Supplement dated March 2, 2015

to the Statement of Additional Information

dated July 1, 2014, as supplemented

Effective immediately, the portfolio managers’ information for the JPMorgan Inflation Managed Bond Fund in the section entitled “Portfolio Managers” of the Statement of Additional Information is hereby replaced with the following:

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio managers as of October 31, 2014:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets $thousands)	Number of Accounts	Total Assets ($thousands)
Inflation Managed Bond Fund
Scott Grimshaw*	3	$715,000	2	$374,509	31	$4,664,754
Deepa Majmudar	3	2,376,386	1	174,701	0	0
Steven Lear*	3	2,552,281	1	41,253	20	3,713,229
David Rooney	0	0	0	0	0	0

*	As of February 28, 2014

The following table shows information on the other accounts managed by the portfolio managers that have advisory fees wholly or partly based on performance as of October 31, 2014:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Inflation Managed Bond Fund
Scott Grimshaw*	0	$0	0	$0	0	$0
Deepa Majmudar	0	0	0	0	0	0
Steven Lear*	0	0	0	0	0	0
David Rooney	0	0	0	0	0	0

*	As of February 28, 2014.

Portfolio Managers — Ownership of Securities

The following table indicates for each Fund the dollar range of securities beneficially owned by each portfolio manager, as of October 31, 2014.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Inflation Managed Bond Fund
Scott Grimshaw*	X
Deepa Majmudar*			X
Steven Lear*	X
David Rooney	X

*	As of February 28, 2014.

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-IMB-PM-315